Vessels in Operation (Tables)	6 Months Ended
Jun. 30, 2015
Vessels In Operation
Vessels

	Vessel	Drydocking	Total
		(in thousands)
Cost
December 31, 2014	$1,305,079	$19,673	$1,324,752
Additions	1,868	4,539	6,407
Transfer from vessels under construction	103,123	1,300	104,423
Re-classified to assets held for sale	(33,159)	(1,397)	(34,556)
Reduction in contract cost of new build vessels	(2,350)	—	(2,350)
Vessel impairment due to collision	(6,000)	—	(6,000)
Insurance recoverable	6,000	—	6,000
Disposals for the period	—	(2,164)	(2,164)
June 30, 2015	$1,374,561	$21,951	$1,396,512

Accumulated Depreciation
December 31, 2014	$170,448	$9,238	$179,686
Charge for the period	23,633	2,210	25,843
Re-classified to assets held for sale	(2,531)	(673)	(3,204)
Disposals for the period	—	(2,164)	(2,164)

June 30, 2015	$191,550	$8,611	$200,161

Net Book Value
June 30, 2015	$1,183,011	$13,340	$1,196,351

December 31, 2014	$1,134,631	$10,435	$1,145,066

Vessels Under Construction
Vessels

2015
(in thousands)
Vessels under construction at January 1	131,345
Payments to shipyard	117,467
Transfer to vessels in operation	(104,423)
Other payments including site team costs and initial stores	5,364

Vessels under construction at June 30	$149,753